Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions (Summary of Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2015	Mar. 31, 2014
Offsetting Derivatives, Financial Assets and Financial Liabilities [Line Items]
Derivative assets, Gross amounts of recognized assets/liabilities		¥ 16,723,000	¥ 11,810,000
Derivative assets, Gross amounts offset in the consolidated balance sheet
Derivative assets, Net amounts presented in the consolidated balance sheet	[1],[2],[3]	¥ 16,723,000	¥ 11,810,000
Derivative assets, Gross amounts not offset in the consolidated balance sheet, Financial instruments		(13,145,000)	(9,552,000)
Derivative assets, Gross amounts not offset in the consolidated balance sheet, Cash collateral received/pledged		(732,000)	(360,000)
Derivative assets, Net amounts		2,846,000	1,898,000
Receivables under resale agreements, Gross amounts of recognized assets/liabilities		10,184,000	10,346,000
Receivables under resale agreements, Gross amounts offset in the consolidated balance sheet		(2,911,000)	(3,046,000)
Receivables under resale agreements, Net amounts presented in the consolidated balance sheet		7,273,000	7,300,000
Receivables under resale agreements, Gross amounts not offset in the consolidated balance sheet, Financial instruments		¥ (6,137,000)	(6,502,000)
Receivables under resale agreements, Gross amounts not offset in the consolidated balance sheet, Cash collateral received/pledged			(7,000)
Receivables under resale agreements, Net amounts		¥ 1,136,000	791,000
Receivables under securities borrowing transactions, Gross amounts of recognized assets/liabilities		¥ 4,660,000	¥ 4,210,000
Receivables under securities borrowing transactions, Gross amounts offset in the consolidated balance sheet
Receivables under securities borrowing transactions, Net amounts presented in the consolidated balance sheet		¥ 4,659,545	¥ 4,210,057
Receivables under securities borrowing transactions, Gross amounts not offset in the consolidated balance sheet, Financial instruments		¥ (4,227,000)	¥ (3,614,000)
Receivables under securities borrowing transactions, Gross amounts not offset in the consolidated balance sheet, Cash collateral received/pledged
Receivables under securities borrowing transactions, Net amounts		¥ 433,000	¥ 596,000
Financial assets, Gross amounts of recognized assets/liabilities, Total		31,567,000	26,366,000
Financial assets, Gross amounts offset in the consolidated balance sheet, Total		(2,911,000)	(3,046,000)
Financial assets, Net amounts presented in the consolidated balance sheet, Total		28,656,000	23,320,000
Financial assets, Gross amounts not offset in the consolidated balance sheet, Financial instruments, Total		(23,509,000)	(19,668,000)
Financial assets, Gross amounts not offset in the consolidated balance sheet, Cash collateral received/pledged, Total		(732,000)	(367,000)
Financial assets, Net amounts, Total		4,415,000	3,285,000
Derivative liabilities, Gross amounts of recognized assets/liabilities		¥ 16,924,000	¥ 11,765,000
Derivative liabilities, Gross amounts offset in the consolidated balance sheet
Derivative liabilities, Net amounts presented in the consolidated balance sheet	[1],[2],[3]	¥ 16,924,000	¥ 11,765,000
Derivative liabilities, Gross amounts not offset in the consolidated balance sheet, Financial instruments		(12,930,000)	(9,437,000)
Derivative liabilities, Gross amounts not offset in the consolidated balance sheet, Cash collateral received/pledged		(1,475,000)	(984,000)
Derivative liabilities, Net amounts		2,519,000	1,344,000
Payables under repurchase agreements, Gross amounts of recognized assets/liabilities	[4]	24,815,000	24,674,000
Payables under repurchase agreements, Gross amounts offset in the consolidated balance sheet	[4]	(2,911,000)	(3,046,000)
Payables under repurchase agreements, Net amounts presented in the consolidated balance sheet	[4]	21,904,000	21,628,000
Payables under repurchase agreements, Gross amounts not offset in the consolidated balance sheet, Financial instruments	[4]	(21,710,000)	(21,345,000)
Payables under repurchase agreements, Gross amounts not offset in the consolidated balance sheet, Cash collateral received/pledged	[4]	(3,000)	(5,000)
Payables under repurchase agreements, Net amounts	[4]	191,000	278,000
Payables under securities lending transactions, Gross amounts of recognized assets/liabilities		¥ 8,205,000	¥ 5,521,000
Payables under securities lending transactions, Gross amounts offset in the consolidated balance sheet
Payables under securities lending transactions, Net amounts presented in the consolidated balance sheet		¥ 8,205,349	¥ 5,520,718
Payables under securities lending transactions, Gross amounts not offset in the consolidated balance sheet, Financial instruments		(5,808,000)	(4,795,000)
Payables under securities lending transactions, Gross amounts not offset in the consolidated balance sheet, Cash collateral received/pledged		(16,000)	(9,000)
Payables under securities lending transactions, Net amounts		2,381,000	717,000
Obligations to return securities received as collateral, Gross amounts of recognized assets/liabilities		¥ 2,651,000	¥ 3,971,000
Obligations to return securities received as collateral, Gross amounts offset in the consolidated balance sheet
Obligations to return securities received as collateral, Net amounts presented in the consolidated balance sheet		¥ 2,651,151	¥ 3,971,454
Obligations to return securities received as collateral, Gross amounts not offset in the consolidated balance sheet, Financial instruments		¥ (273,000)	¥ (220,000)
Obligations to return securities received as collateral, Gross amounts not offset in the consolidated balance sheet, Cash collateral received/pledged
Obligations to return securities received as collateral, Net amounts		¥ 2,378,000	¥ 3,751,000
Financial liabilities, Gross amounts of recognized assets/liabilities, Total		52,595,000	45,931,000
Financial liabilities, Gross amounts offset in the consolidated balance sheet, Total		(2,911,000)	(3,046,000)
Financial liabilities, Net amounts presented in the consolidated balance sheet, Total		49,684,000	42,885,000
Financial liabilities, Gross amounts not offset in the consolidated balance sheet, Financial instruments, Total		(40,721,000)	(35,797,000)
Financial liabilities, Gross amounts not offset in the consolidated balance sheet, Cash collateral received/pledged, Total		(1,494,000)	(998,000)
Financial liabilities, Net amounts, Total		7,469,000	6,090,000
Payables under long-term repurchase agreements		¥ 1,175,858	¥ 360,220

[1]	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 31.
[2]	The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.
[3]	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
[4]	Payables under repurchase agreements in the above table include those under long-term repurchase agreements of ¥360,220 million and ¥1,175,858 million at March 31, 2014 and 2015, respectively, which are included in Long-term debt in the accompanying consolidated balance sheets.